Operating profit - Restructuring costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring programmes
Total charge	$ 251	$ 347	$ 697
Severance costs
Restructuring programmes
Total charge	26	137	41
Accelerated depreciation and impairment
Restructuring programmes
Total charge	17		259
Reversal of provisions for cost of restructuring		(67)
Other restructuring
Restructuring programmes
Total charge	208	277	397
Cost of sales
Restructuring programmes
Total charge	53	73	432
Research and development expense
Restructuring programmes
Total charge	35	101	94
Selling, general and administrative costs
Restructuring programmes
Total charge	162	$ 173	181
Other operating income and expense
Restructuring programmes
Total charge	$ 1
Reversal of provisions for cost of restructuring			$ (10)